Additional Information-Financial Statement Schedule I - NOTES TO THE FINANCIAL STATEMENTS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Cash dividends paid		$ 29,692	$ 76,942
CDTV Holding [Member]
Condensed Financial Statements, Captions [Line Items]
Restricted net assets of consolidated subsidiaries as percentage of consolidated net assets	25.00%
Cash dividends paid		$ 30,000	$ 77,500